Expected Amortization Schedule (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
2012	$ 273
2013	273
2014	259
2015	14
Finite-Lived Intangible Assets, Net	819	1,092
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
2012	110
2013	110
2014	96
2015	0
Finite-Lived Intangible Assets, Net	316
Lease value [Member]
Finite-Lived Intangible Assets [Line Items]
2012	163
2013	163
2014	163
2015	14
Finite-Lived Intangible Assets, Net	$ 503